Label	Element	Value
Restricted Cash	us-gaap_RestrictedCash	$ 115,000
Restricted Cash	us-gaap_RestrictedCash	131,000
Restricted Cash	us-gaap_RestrictedCash	115,000
Restricted Cash	us-gaap_RestrictedCash	$ 115,000